             As filed with the Securities and Exchange Commission

                             on December 14, 2000

                            Securities Act File No.

________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /
                                                                  ---

    Pre-Effective Amendment No. /___/       Post-Effective Amendment No. /___/

                            KEMPER VARIABLE SERIES
              (Exact Name of Registrant as Specified in Charter)

           Two International Place, Boston, Massachusetts 02110-4103
              (Address of Principal Executive Offices) (Zip Code)

                       Philip J. Collora, Vice President
                                   Secretary
                            KEMPER VARIABLE SERIES
                           222 South Riverside Plaza
                               Chicago, IL 60606
                    (Name and Address of Agent for Service)

                                (312) 781-1121
                 (Registrant's Area Code and Telephone Number)

                                with copies to:

     Caroline Pearson, Esq.                  Joseph R. Fleming, Esq.
     Scudder Kemper Investments, Inc.        Dechert
     Two International Place                 Ten Post Office Square - South
     Boston, MA 02110-4103                   Boston, MA 02109-4603

                 Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement is declared effective.


                     Title of Securities Being Registered:
                 Shares of Beneficial Interest (no par value)
            of Kemper Growth Portfolio, a series of the Registrant
________________________________________________________________________________

   It is proposed that this filing will become effective on January 13, 2001 pursuant to Rule 488 under the Securities Act of 1933.

________________________________________________________________________________

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                    PART A

            INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                        LARGE COMPANY GROWTH PORTFOLIO

          Please take notice that a Special Meeting of Shareholders (the "Meeting") of Large Company Growth Portfolio (the "Fund"), a series of Scudder Variable Life Investment Fund (the "Acquired Trust"), will be held at the offices of Scudder Kemper Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on March 14, 2001, at 3:00 p.m., Eastern time, for the following purposes:

          Proposal 1: To elect Trustees of the Acquired Trust.
          Proposal 2: To approve an Agreement and Plan of Reorganization for the
                      Fund (the "Plan"). Under the Plan, (i) all or substantially all of the assets and all of the liabilities of the Fund would be transferred to Kemper Growth Portfolio, a series of Kemper Variable Series, (ii) each shareholder of the Fund would receive shares of beneficial interest of Kemper Growth Portfolio in an amount equal in value to their shares of the Fund, and (iii) the Fund would then be terminated.
          Proposal 3: To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for the Fund for the Fund's current fiscal year.

          The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

          Holders of record of shares of the Fund at the close of business on January 26, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

          In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Acquired Trust's (for a trust-wide vote) or the Fund's (for a Fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                 By Order of the Board,

                                 /s/ John Millette
                                 John Millette
                                 Secretary
[Date], 2001

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) OR VOTING INSTRUCTION FORM(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE. YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) OR VOTING INSTRUCTION FORM(S) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                               TABLE OF CONTENTS

INTRODUCTION.............................................................  __

PROPOSAL 1:  ELECTION OF TRUSTEES........................................  __

PROPOSAL 2:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION............  __

             SYNOPSIS....................................................  __

             PRINCIPAL RISK FACTORS......................................  __

             THE PROPOSED TRANSACTION....................................  __

PROPOSAL 3:  RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT
             ACCOUNTANTS.................................................  __

ADDITIONAL INFORMATION...................................................  __

                          PROXY STATEMENT/PROSPECTUS
                                 [DATE], 2001
                 Relating to the acquisition of the assets of
                        LARGE COMPANY GROWTH PORTFOLIO,
                             a separate series of
         SCUDDER VARIABLE LIFE INVESTMENT FUND (the "Acquired Trust")
                            Two International Place
                       Boston, Massachusetts 02110-4103
                                  (800) [   ]

                          --------------------------

            by and in exchange for shares of beneficial interest of
                           KEMPER GROWTH PORTFOLIO,
                             a separate series of
                KEMPER VARIABLE SERIES (the "Acquiring Trust")
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                                  (800) [   ]

                          --------------------------

                                 INTRODUCTION

     This Proxy Statement/Prospectus is being furnished to shareholders of Large Company Growth Portfolio (the "Fund") in connection with the solicitation of proxies by the Board of Trustees of the Acquired Trust (except as otherwise noted, "Trustees" refers to the Trustees of the Acquired Trust and "Board" refers to the Board of Trustees of the Acquired Trust) for use at the Special Meeting of Shareholders of the Fund to be held on March 14, 2001, at the offices of Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), 13th Floor, Two International Place, Boston, MA 02110-4103, at 3:00 p.m. (Eastern time), or at such later time made necessary by all adjournments or postponements thereof (the "Meeting").

     The Fund is a funding vehicle for variable life insurance policies ("VLI contracts") and variable annuity contracts ("VA contracts") offered by the separate accounts, or sub-accounts thereof, of certain life insurance companies ("Participating Insurance Companies"). Individual VLI and VA contract owners are not the "shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. To the extent required to be consistent with interpretations of voting requirements by the staff of the Securities and Exchange Commission (the "SEC" or the "Commission"), each Participating Insurance Company will offer to contract owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the items to be considered at the Meeting. This Proxy Statement/Prospectus is, therefore, furnished to contract owners entitled to give voting instructions with regard to the Fund. This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy cards and voting instruction forms are first being mailed to shareholders and contract owners on or about January 29, 2001 or as soon as practicable thereafter.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          This Proxy Statement/Prospectus contains three proposals (each, a "Proposal" and collectively, the "Proposals"). Proposal 1 describes the election of Trustees and Proposal 3 proposes the ratification of the selection of the Fund's accountants.

          In Proposal 2, shareholders are asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of the Fund would be acquired by Kemper Growth Portfolio, a fund with similar investment characteristics and managed by the same investment manager as the Fund, in exchange for shares of beneficial interest of Kemper Growth Portfolio and the assumption by Kemper Growth Portfolio of all of the liabilities of the Fund, as described more fully below (the "Reorganization"). Shares of Kemper Growth Portfolio thereby received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund. As a result of the Reorganization, shareholders of the Fund will become shareholders of Kemper Growth Portfolio and will receive shares of Kemper Growth Portfolio in an amount equal to the value of their holdings in the Fund as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. A copy of the Plan is attached as Exhibit A. The Reorganization is expected to occur on or about May 1, 2001.

          Proposal 2 arises out of a restructuring program proposed by Scudder Kemper, the investment manager of both the Fund and Kemper Growth Portfolio, described in more detail below. The restructuring program is designed to respond to changing industry conditions and investor needs. Scudder Kemper seeks to consolidate its fund line-up and offer all of the open-end funds it advises under the "Scudder" name. In addition, Scudder Kemper anticipates changing its name to "Zurich Scudder Investments, Inc." Scudder Kemper believes that the combination of its open-end, directly-distributed funds (the "Scudder Funds") with the funds in the Kemper Family of Funds (the "Kemper Funds") will permit it to streamline its administrative infrastructure and focus its distribution efforts. The restructuring program will not result in any reduction in the services currently offered to Scudder Funds shareholders.

          In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either the Fund or Kemper Growth Portfolio (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken by the Acquired Trust or by the Acquiring Trust (together with the Acquired Trust, the "Trusts"), on behalf of the applicable Fund.

          This Proxy Statement/Prospectus sets forth concisely the information about Kemper Growth Portfolio that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of Kemper Growth Portfolio, see Kemper Growth Portfolio's prospectus dated May 1, 2000, as supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objective, policies, restrictions and risks of the Fund, see the Fund's prospectus dated May 1, 2000, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Fund at the telephone number or address listed above.

          Also incorporated herein by reference is Kemper Growth Portfolio's statement of additional information dated May 1, 2000, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing Kemper Growth Portfolio at the telephone number or address listed above.
A Statement of Additional Information, dated [      ], containing additional
information about the Reorganization has been filed with the SEC and is incorporated by reference into this Proxy

Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing Kemper Growth Portfolio at the telephone number or address listed above. Shareholder inquiries
regarding Kemper Growth Portfolio may be made by calling (800) [      ] and
shareholder inquiries regarding the Fund may be made by calling (800) [      ].
The information contained in this document concerning each Fund has been provided by, and is included herein in reliance upon, that Fund.

          Kemper Growth Portfolio and the Fund are diversified series of shares of beneficial interest of the Acquiring Trust and the Acquired Trust, respectively, which are open-end management investment companies organized as Massachusetts business trusts.

          The Board of Trustees unanimously recommends that shareholders vote FOR the nominees listed in Proposal 1, and FOR Proposals 2 and 3.

                       PROPOSAL 1:  ELECTION OF TRUSTEES

          At the Meeting, shareholders will be asked to elect nine individuals to constitute the Board of Trustees to oversee the Fund. Shareholders are being asked to elect these individuals to the Board of Trustees in case the Plan, as described under Proposal 2, is not approved by shareholders. However, if the Plan is approved, the Board of Trustees of Kemper Growth Portfolio will oversee the operations of the combined fund (see "Synopsis - Other Differences Between the Funds" under Proposal 2). The proposed slate of nominees reflects an effort to consolidate two separate boards of trustees. The proposed consolidation is expected to provide administrative efficiencies and potential expense savings to both the Fund and Scudder Kemper. These individuals were nominated after a careful and deliberate selection process by the present Board of Trustees. All of the nominees listed below currently serve as trustees or directors for nearly all of the Scudder Funds and none are currently Trustees of the Fund.

          The persons named as proxies on the enclosed proxy card(s) will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Fund. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the current Trustees may recommend. The following paragraphs and table present information about the nominees and the Trustees not standing for re-election. Each nominee's or Trustee's age is in parentheses after his or her name. Unless otherwise noted, (i) each of the nominees and Trustees has engaged in the principal occupation(s) noted in the following paragraphs and table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103.

Nominees for Election as Trustees:

Henry P. Becton, Jr. (57)

Henry P. Becton, Jr. is president of the WGBH Educational Foundation, producer and distributor of public broadcasting programming and educational and interactive software. He graduated from Yale University in 1965, where he was elected to Phi Beta Kappa. He received his J.D. degree cum laude from Harvard Law School in 1968. Mr. Becton is a member of the PBS Board of Directors, a Trustee of American Public Television, the New England Aquarium, the Boston Museum of Science, Concord

Academy, and the Massachusetts Corporation for Educational Telecommunications, an Overseer of the Boston Museum of Fine Arts, and a member of the Board of Governors of the Banff International Television Festival Foundation. He is also a Director of Becton Dickinson and Company and A.H. Belo Company, a Trustee of the Committee for Economic Development, and a member of the Board of Visitors of the Dimock Community Health Center, the Dean's Council of Harvard University's Graduate School of Education, and the Massachusetts Bar. Mr. Becton has served as a trustee or director of various mutual funds advised by Scudder Kemper since 1990 and currently serves as a trustee or director for 44 funds advised by Scudder Kemper.

Linda C. Coughlin (48)*

Linda C. Coughlin, a Managing Director of Scudder Kemper, is head of Scudder Kemper's U.S. Retail Mutual Funds Business. Ms. Coughlin joined Scudder Kemper in 1986 and was a member of the firm's Board of Directors. She currently oversees the marketing, service and operations of Scudder Kemper retail businesses in the United States, which include the Scudder, Kemper, AARP, and the direct and intermediary channels. She also serves as Chairperson of the AARP Investment Program from Scudder and as a Trustee of the Program's mutual funds. Ms. Coughlin is also a member of the Mutual Funds Management Group. Previously, she served as a regional Marketing Director in the retail banking division of Citibank and at the American Express Company as Director of Consumer Marketing for the mutual fund group. Ms. Coughlin received a B.A. degree in economics summa cum laude from Fordham University. Ms. Coughlin has served on the boards of various funds advised by Scudder Kemper since 1996 and currently serves as a trustee or director for 91 funds advised by Scudder Kemper.

Dawn-Marie Driscoll (54)

Dawn-Marie Driscoll is an Executive Fellow and Advisory Board member of the Center for Business Ethics at Bentley College, one of the nation's leading institutes devoted to the study and practice of business ethics. Ms. Driscoll is also president of Driscoll Associates, a consulting firm. She is a member of the Board of Governors of the Investment Company Institute and serves as Chairman of the Directors Services Committee. Ms. Driscoll was recently named 1999 "Fund Trustee of the Year" by Fund Directions, a publication of Institutional Investor, Inc. She has been a director, trustee and overseer of many civic and business institutions, including The Massachusetts Bay United Way and Regis College. Ms. Driscoll was formerly a law partner at Palmer & Dodge in Boston and served for over a decade as Vice President of Corporate Affairs and General Counsel of Filene's, the Boston-based department store chain. Ms. Driscoll received a B.A. from Regis College, a J.D. from Suffolk University Law School, a D.H.L. (honorary) from Suffolk University and a D.C.S. (honorary) from Bentley College Graduate School of Business. Ms. Driscoll has served as a trustee or director of various mutual funds advised by Scudder Kemper since 1987 and currently serves as a trustee or director for 44 funds advised by Scudder Kemper.

Edgar R. Fiedler (71)

Edgar R. Fiedler is Senior Fellow and Economic Counsellor at The Conference Board. He served as the Board's Vice President, Economic Research from 1975 to 1986 and as Vice President and Economic Counsellor from 1986 to 1996. Mr. Fiedler's business experience includes positions at Eastman Kodak in Rochester (1956-59), Doubleday and Company in New York City (1959-60), and Bankers Trust Company in New York City (1960-69). He also served as Assistant Secretary of the Treasury for Economic Policy from 1971 to 1975. Mr. Fiedler graduated from the University of Wisconsin in 1951. He received his M.B.A. from the University of Michigan and his doctorate from New York University. During the 1980's, Mr. Fiedler was an Adjunct Professor of Economics at the Columbia University Graduate School of Business. From 1990 to 1991, he was the Stephen Edward Scarff Distinguished

Professor at Lawrence University in Wisconsin. Mr. Fiedler is a Director of The Stanley Works, Harris Insight Funds, Brazil Fund, and PEG Capital Management, Inc. He has served as a board member of various mutual funds advised by Scudder Kemper since 1984 and currently serves as a trustee or director for 50 funds advised by Scudder Kemper.

Keith R. Fox (46)

Keith R. Fox is the managing partner of the Exeter Group of Funds, a series of private equity funds with offices in New York and Boston, which he founded in 1986. The Exeter Group invests in a wide range of private equity situations, including venture capital, expansion financings, recapitalizations and management buyouts. Prior to forming Exeter, Mr. Fox was a director and vice president of BT Capital Corporation, a subsidiary of Bankers Trust New York Corporation organized as a small business investment company and based in New York City. Mr. Fox graduated from Oxford University in 1976, and in 1981 received an M.B.A. degree from the Harvard Business School. Mr. Fox is also a qualified accountant. He is a board member and former Chairman of the National Association of Small Business Investment Companies, and a director of Golden State Vintners, K-Communications, Progressive Holding Corporation and Facts On File, as well as a former director of over twenty companies. Mr. Fox has served as a trustee or director of various mutual funds advised by Scudder Kemper since 1996 and currently serves as a trustee or director for 44 funds advised by Scudder Kemper.

Joan Edelman Spero (56)

Joan E. Spero is the president of the Doris Duke Charitable Foundation, a position to which she was named in January 1997. From 1993 to 1997, Ms. Spero served as Undersecretary of State for Economic, Business and Agricultural Affairs under President Clinton. From 1981 to 1993, she was an executive at the American Express Company, where her last position was executive vice president for Corporate Affairs and Communications. Ms. Spero served as U.N. Ambassador to the United Nations Economic and Social Council under President Carter from 1980 to 1981. She was an assistant professor at Columbia University from 1973 to 1979. She graduated Phi Beta Kappa from the University of Wisconsin and holds a master's degree in international affairs and a doctorate in political science from Columbia University. Ms. Spero is a member of the Council on Foreign Relations and the Council of American Ambassadors. She also serves as a trustee of the Wisconsin Alumni Research Foundation, The Brookings Institution and Columbia University and is a Director of First Data Corporation. Ms. Spero has served as a trustee or director of various mutual funds advised by Scudder Kemper since 1998 and currently serves as a trustee or director for 44 funds advised by Scudder Kemper.

Jean Gleason Stromberg (57)

Ms. Stromberg acts as a consultant on regulatory matters. From 1996 to 1997, Ms. Stromberg represented the U.S. General Accounting Office before Congress and elsewhere on issues involving banking, securities, securities markets, and government-sponsored enterprises. Prior to that, Ms. Stromberg was a corporate and securities law partner at the Washington, D.C. law office of Fulbright and Jaworski, a national law firm. She served as Associate Director of the SEC's Division of Investment Management from 1977 to 1979 and prior to that was Special Counsel for the Division of Corporation Finance from 1972 to 1977. Ms. Stromberg graduated Phi Beta Kappa from Wellesley College and received her law degree from Harvard Law School. From 1988 to 1991 and 1993 to 1996, she was a Trustee of the American Bar Retirement Association, the funding vehicle for American Bar Association-sponsored retirement plans. Ms. Stromberg serves on the Wellesley College Business Leadership Council and the Council for Mutual Fund Director Education at Northwestern University Law School and was a panelist at the SEC's Investment Company Director's Roundtable. Ms. Stromberg has served as a board member of various mutual funds advised by Scudder Kemper since 1997 and currently serves as a trustee or director for 44 funds advised by Scudder Kemper.

Jean C. Tempel (57)

Jean C. Tempel is a Managing Director for First Light Capital LLC, a venture capital fund. Ms. Tempel concentrates on investment opportunities in the Boston area. She spent 25 years in technology/operations executive management at various New England banks, building custody operations and real time financial/securities processing systems, most recently as Chief Operations Officer at The Boston Company. From 1991 until 1993 she was president/COO of Safeguard Scientifics, a Pennsylvania technology venture company. In that role she was a founding investor, director and vice chairman of Cambridge Technology Partners. She is a director of XLVision, Inc., Marathon Technologies, Inc., Aberdeen Group and Sonesta Hotels International, and is a Trustee of Northeastern University, Connecticut College, and The Commonwealth Institute. She received a B.A. from Connecticut College, an M.S. from Rensselaer Polytechnic Institute of New York, and attended Harvard Business School's Advanced Management Program. Ms. Tempel has served as a trustee or director of various mutual funds advised by Scudder Kemper since 1994 and currently serves as a trustee or director for 44 funds advised by Scudder Kemper.

Steven Zaleznick (46)*

Steven Zaleznick is President and CEO of AARP Services, Inc., a wholly-owned and independently-operated subsidiary of AARP which manages a range of products and services offered to AARP members, provides marketing services to AARP and its member service providers and establishes an electronic commerce presence for AARP members. Mr. Zaleznick previously served as AARP's general counsel for nine years. He was responsible for the legal affairs of AARP, which included tax and legal matters affecting non-profit organizations, contract negotiations, publication review and public policy litigation. In 1979, he joined AARP as a legislation representative responsible for issues involving taxes, pensions, age discrimination, and other national issues affecting older Americans. Mr. Zaleznick is President of the Board of Cradle of Hope Adoption Center in Washington, D.C. He is a former treasurer and currently a board member of the National Senior Citizens Law Center. Mr. Zaleznick received his B.A. in economics from Brown University. He received his J.D. degree from Georgetown University Law Center and is a member of the District of Columbia Bar Association. Mr. Zaleznick currently serves as a trustee or director for 44 funds advised by Scudder Kemper.

Trustees Not Standing for Re-Election:

---------------------------------------------------------------------------------------------
                                           Present Office with the Acquired Trust;
                                              Principal Occupation or Employment
Name (Age)                                             and Directorships
----------                                             -----------------
---------------------------------------------------------------------------------------------
Dr. Kenneth Black, Jr. (75)          Trustee; Regents' Professor Emeritus, Georgia State
                                     University.  Dr. Black does not serve on the board
                                     of any other trusts or corporations advised by
                                     Scudder Kemper.
---------------------------------------------------------------------------------------------
Dr. Rosita P. Chang (46)             Trustee; Professor of Finance, University of
                                     Hawaii.  Dr. Chang serves on the board of one
                                     additional trust whose funds are advised by Scudder
                                     Kemper.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                           Present Office with the Acquired Trust;
                                              Principal Occupation or Employment
Name (Age)                                             and Directorships
----------                                             -----------------
---------------------------------------------------------------------------------------------
Peter B. Freeman (68)                Trustee; Corporate Director and Trustee.  Mr.
                                     Freeman does not serve on the board of any other
                                     trusts or corporations whose funds are advised by
                                     Scudder Kemper.
---------------------------------------------------------------------------------------------
Dr. J. D. Hammond (67)               Trustee; Dean Emeritus, Smeal College of Business
                                     Administration, Pennsylvania State University.  Dr.
                                     Hammond serves on the board of one additional trust
                                     whose funds are advised by Scudder Kemper.
---------------------------------------------------------------------------------------------
Kathryn L. Quirk (48)*               Trustee, Vice President and Assistant Secretary;
                                     Managing Director of Scudder Kemper.  Ms. Quirk
                                     serves on the boards of an additional 6 trusts or
                                     corporations whose funds are advised by Scudder
                                     Kemper.
---------------------------------------------------------------------------------------------

* Nominee or Trustee considered by the Acquired Trust and its counsel to be an "interested person" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Acquired Trust, the Investment Manager or AARP because of his or her employment by the Investment Manager or AARP, and, in some cases, holding offices with the Acquired Trust.

Responsibilities of the Board of Trustees -- Board and Committee Meetings

     A fund's board is responsible for the general oversight of fund business. The board that is proposed for shareholder voting at this Meeting is comprised of two individuals who are considered "interested" Trustees, and seven individuals who have no affiliation with Scudder Kemper and who are called "independent" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. On the proposed Board of Trustees, if approved by shareholders, nearly 78% will be Independent Trustees. The Independent Trustees have been nominated solely by the current Independent Trustees of the Acquired Trust, a practice also favored by the SEC. The Independent Trustees have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

     The Trustees meet several times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 2000, the Trustees conducted 10 meetings to discuss Fund issues (including committee and subcommittee meetings and special meetings of the Independent Trustees). Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted several policies and practices which help ensure their effectiveness and independence in reviewing fees and representing shareholders. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by the Fund's independent auditors and other independent experts retained from time to time for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholder servicing issues.

     The Board of Trustees has an Audit Committee and a Committee on Independent Trustees, the responsibilities of which are described below. In addition, the Board has a Valuation Committee and an Executive Committee.

Audit Committee

     The Audit Committee reviews with management and the independent public accountants for each portfolio of the Acquired Trust, among other things, the scope of the audit and the internal controls of each series and its agents, reviews and approves in advance the type of services to be rendered by independent accountants, recommends the selection of independent accountants for each portfolio of the Acquired Trust to the Board, reviews the independence of such firm and, in general, considers and reports to the Board on matters regarding the accounting and financial reporting practices for each portfolio of the Acquired Trust.

     As suggested by the Advisory Group Report, the Acquired Trust's Audit Committee is comprised of only Independent Trustees (all of whom serve on the committee), meets privately with the independent accountants of each series of the Acquired Trust, will receive annual representations from the accountants as to their independence, and has a written charter that delineates the committee's duties and powers.

Committee on Independent Trustees

     The Board of Trustees of the Acquired Trust has a Committee on Independent Trustees, comprised of all of the Independent Trustees, charged with the duty of making all nominations of Independent Trustees, establishing Trustees' compensation policies, retirement policies and fund ownership policies, reviewing Trustees' affiliations and relationships annually, and periodically assessing and reviewing evaluations of the Board of Trustees' effectiveness.

Attendance

     As noted above, the Trustees of the Acquired Trust conducted over 10 meetings in calendar year 2000 to deal with fund matters, including various committee and subcommittee meetings and special meetings of the Independent Trustees. The full Board of Trustees of the Acquired Trust met 5 times, the non-interested Trustees met 2 times, the Audit Committee met 1 time and the Committee on Independent Trustees met 2 times during calendar year 2000. Each then current Trustee attended 100% of the total meetings of the full Board of Trustees held during calendar year 2000, except Ms. Quirk who attended 75% of the meetings. In addition, each Independent Trustee attended 100% of the total meetings of the Audit Committee and the Committee on Independent Trustees held during that period.

Ownership of Fund Shares

     The Trustees, including the Independent Trustees, and the nominees view ownership of shares of the funds on whose boards they serve as an important issue. Consistent with this belief, as of [date], the Trustees and nominees' total aggregate holdings in shares of all funds advised by Scudder Kemper ranged between $0 and $50,000 for [number] Trustees and nominees, $50,000 and $100,000 for [number] Trustees and nominees, and exceeded $100,000 for [number] Trustees and nominees. Because the Fund is only available as an investment option through VA and VLI contracts, none of the Trustees or nominees may own any shares of the Fund directly. However, in many cases, the Trustees and nominees do own shares of other funds advised by Scudder Kemper with objectives and policies substantially similar to those of the Fund and other series of the Acquired Trust. In addition, the nominees have included share ownership as a part of their corporate governance guidelines with respect to other funds advised by Scudder Kemper on whose boards they serve.

Officers

     The following persons are officers of the Acquired Trust:

------------------------------------------------------------------------------------------------------
                                   Present Office with the Acquired
                                                Trust;
                                        Principal Occupation or                 Year First Became
Name (Age)                                   Employment/1/                        an Officer/2/
----------                                   -------------                        -------------
------------------------------------------------------------------------------------------------------
Linda C. Coughlin (48)           President; Managing Director of                       2000
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
Kathryn L. Quirk (48)            Trustee, Vice President and                           1985
                                 Assistant Secretary; Managing
                                 Director of Scudder Kemper
------------------------------------------------------------------------------------------------------
Robert S. Cessine (50)           Vice President; Managing Director of                  1999
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
Irene T. Cheng (46)              Vice President; Managing Director of                  1997
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
Peter Chin (58)                  Vice President; Managing Director of                  1999
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
William F. Gadsden (45)          Vice President; Managing Director of                  1996
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
Gary A. Langbaum (53)            Vice President; Managing Director of                  1999
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
Valerie F. Malter (42)           Vice President; Managing Director of                  1996
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
Kathleen Millard (40)            Vice President; Managing Director of                  1999
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
Gerald J. Moran (61)             Vice President; Managing Director of                  1996
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
Frank J. Rachwalski, Jr. (55)    Vice President; Managing Director of                  1998
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
John R. Hebble (42)              Treasurer; Senior Vice President of                   1998
                                 Scudder Kemper
------------------------------------------------------------------------------------------------------
John Millette (38)               Vice President and Secretary; Vice                    1999
                                 President of Scudder Kemper
------------------------------------------------------------------------------------------------------

_________________________
/1/ Unless otherwise stated, all of the officers have been associated with their respective companies for more than five years, although not necessarily in the same capacity.

/2/ The President, Treasurer and Secretary each holds office until his or her successor has been duly elected and qualified, and all other officers hold offices in accordance with the By-laws of the Trust.

----------------------------------------------------------------------------
Brenda Lyons (37)         Assistant Treasurer; Senior Vice        2000
                          President of Scudder Kemper
----------------------------------------------------------------------------
Caroline Pearson (38)     Assistant Secretary; Senior Vice        1997
                          President of Scudder Kemper
----------------------------------------------------------------------------

Compensation of Trustees and Officers

     The Acquired Trust pays each Independent Trustee an annual Trustee's fee plus specified amounts for Board and committee meetings attended and reimburses expenses related to the business of the Acquired Trust. Each Independent Trustee receives an annual Trustee's fee of $2,000, a fee of $200 for attending each Board meeting, Audit Committee meeting or other meeting held for the purpose of considering arrangements between the Acquired Trust and Scudder Kemper, or any of its affiliates. Each Independent Trustee also receives $100 for all other committee meetings attended. The newly-constituted Board may determine to change its compensation structure.

     The Independent Trustees are not entitled to benefits under any pension or retirement plan. A one-time benefit will be provided to those Independent Trustees who have volunteered to leave the Board prior to their normal retirement date in order to facilitate the nomination of a consolidated board. Inasmuch as Scudder Kemper will also benefit from the administrative efficiencies of a consolidated board, Scudder Kemper has agreed to reimburse the Funds for the entire cost of this benefit.

     Scudder Kemper supervises the Acquired Trust's investments, pays the compensation and certain expenses of its personnel who serve as Trustees and officers of the Acquired Trust and receives a management fee for its services. Several of the Acquired Trust's officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Acquired Trust does not make any direct payments to them other than for reimbursement of travel expenses in connection with their attendance at Board and committee meetings.

     The following Compensation Table provides in tabular form the following data:

     Column (1) All Trustees who receive compensation from the Acquired Trust.

     Column (2) Aggregate compensation received by each Trustee of the Acquired Trust during calendar year 2000.

     Column (3) Total compensation received by each Trustee from funds managed by Scudder Kemper (collectively, the "Fund Complex") during calendar year 2000.

Compensation Table

------------------------------------------------------------------------------
                            Aggregate                  Total Compensation
                            Compensation from          from Fund Complex
                            the Acquired Trust         Paid to Trustee
Trustees                    (number of series)         (number of series)
--------                    ------------------         ------------------
------------------------------------------------------------------------------
Dr. Kenneth Black, Jr.      $37,172 (9 funds)          $  ([  ] funds)
------------------------------------------------------------------------------
Dr. Rosita P. Chang         $37,172 (9 funds)          $  ([  ] funds)
------------------------------------------------------------------------------
Peter B. Freeman            $31,108 (9 funds)          $  ([  ] funds)
------------------------------------------------------------------------------
Dr. J. D.  Hammond          $37,172 (9 funds)          $  ([  ] funds)
------------------------------------------------------------------------------

                 The Board of Trustees unanimously recommends
             that shareholders of the Fund vote FOR each nominee.

                      PROPOSAL 2:  APPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

I.  SYNOPSIS

Introduction

          The Board of Trustees of the Acquired Trust, including all of the Independent Trustees, approved the Plan at a meeting held on November 9, 2000. Subject to its approval by the shareholders of the Fund, the Plan provides for
(a) the transfer of all or substantially all of the assets and all of the liabilities of the Fund to Kemper Growth Portfolio in exchange for shares of beneficial interest of Kemper Growth Portfolio; (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund; and
(c) the termination of the Fund. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of Kemper Growth Portfolio, and will hold, immediately after the Reorganization, shares of Kemper Growth Portfolio, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund on the Valuation Date.

Background of the Reorganization

          The Reorganization is part of a broader Scudder Kemper restructuring program to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that are available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this expansion has come increased complexity and competition among mutual funds, as well as the potential for increased confusion among investors. The group of funds advised by Scudder Kemper has followed this pattern.

          As a result, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises by consolidating all of the retail mutual funds that it currently sponsors into a single product line offered under the "Scudder" name. Scudder Kemper believes, and has advised the boards, that further reducing the number of funds it advises and adding the classes of shares currently offered on all Kemper Funds to the Scudder Funds, will benefit fund shareholders. In addition, Scudder Kemper anticipates changing its name to "Zurich Scudder Investments, Inc." Scudder Kemper believes that the combination of the Scudder Funds with the Kemper Funds will permit it to streamline its administrative infrastructure and focus its distribution efforts. Scudder Kemper has, therefore, proposed the combination of many Scudder Funds and Kemper Funds that have similar or compatible investment objectives and policies. Scudder Kemper believes that the larger funds, along with the fewer number of funds, that result from these combinations may help to enhance investment performance and increase efficiency of operations. The restructuring program will not result in any changes in the shareholder services currently offered to shareholders of the Fund.

          The fund consolidations are expected to have a positive impact on Scudder Kemper, as well. These consolidations are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

          The Independent Trustees have conducted a thorough review of all aspects of the proposed Reorganization. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

     The Trustees believe that the Reorganization will provide shareholders of the Fund with the following benefits:

 .    LOWER FUND EXPENSES. If the Reorganization is approved, the Fund's shareholders are expected to benefit from lower total Fund operating expenses. Please refer to "Comparison of Expenses" below.

 .    SIMILAR INVESTMENT OBJECTIVES AND POLICIES. Although some differences do exist, Scudder Kemper has advised the Trustees that the Funds have very compatible investment objectives and policies. Both Funds have the same portfolio management team, and invest primarily in common stocks of U.S. companies with market capitalizations of $1.0 billion or greater. Please refer to "Investment Objectives, Policies and Restrictions of the Funds" below.

 .    INVESTMENT IN A LARGER FUND. Scudder Kemper has advised the Trustees that the Fund's shareholders will benefit from an investment in a larger fund which may have the ability to effect portfolio transactions on more favorable terms and provide Scudder Kemper with greater investment flexibility and the ability to select a larger number of portfolio securities for the combined fund, with the attendant ability to spread investment risks among a larger number of portfolio securities.

 .    TAX-FREE REORGANIZATION. It is a condition of the Reorganization that the
     Fund receive an opinion of tax counsel that the transaction would be a TAX-FREE transaction.

     For these reasons, as more fully described below under "The Proposed Transaction - Board Approval of the Proposed Transaction," the Board of Trustees, including the Independent Trustees, has concluded that:

     . the Reorganization is in the best interests of the Fund and its shareholders; and

     . the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization.

     Accordingly, the Board of Trustees unanimously recommends approval of the Plan effecting the Reorganization. If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Board of Trustees.

Investment Objectives, Policies and Restrictions of the Funds

     This section will help you compare the investment objectives and policies of the Fund with those of Kemper Growth Portfolio. Please be aware that this is only a summary. More complete information may be found in the Fund's and Kemper Growth Portfolio's prospectuses.

     The investment objectives, policies and restrictions of Kemper Growth Portfolio and the Fund (and, consequently, the risks of investing in either of the Funds) are similar. Some differences do exist. The investment objective of Kemper Growth Portfolio is to seek maximum appreciation of capital. The investment objective of the Fund is to seek long-term growth of capital through equity securities of seasoned, financially strong U.S. growth companies. There can be no assurance that either Fund will achieve its investment objective. Scudder Kemper is the investment manager of both Funds. Both the Fund and Kemper Growth Portfolio are managed by the same portfolio manager.

     The Fund seeks its objective by normally investing at least 65% of its total assets in common stocks and other equities of large U.S. companies.
Kemper Growth Portfolio also normally invests at least 65% of its total assets in common stocks of large U.S. companies. Companies in which both Funds invest generally have market capitalizations in excess of $1 billion. Both Funds may invest in foreign securities, with Kemper Growth Portfolio having the ability to invest up to 25% of its total assets in foreign securities. While each Fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and might not use them at all.

     In choosing stocks for the Fund, the portfolio manager uses a combination of three analytical disciplines: (i) Bottom-up Research: the manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors; (ii) Growth Orientation: the manager generally looks for companies with above-average growth of revenue or earnings relative to the overall market; and (iii) Top-down Analysis: the manager considers the economic outlooks for various sectors and industries. The manager for the Fund may favor securities from different industries at different times, while still maintaining a variety in terms of the industries represented.

     In choosing stocks for Kemper Growth Portfolio, the manager looks for individual companies that have strong product lines, effective management and leadership positions within core markets. The manager also analyzes each company's valuation, stock price movements and other factors. Based on the foregoing analysis, Kemper Growth Portfolio's manager classifies stock as follows: (i) Stable Growth (typically 70% of the portfolio): companies with strong business lines and potentially sustainable earnings growth at a rapid rate; (ii) Accelerating Growth (typically up to 25% of the portfolio): companies with a history of strong earnings growth and the potential for continued growth;
(iii) Special Situations (typically up to 15% of the portfolio): companies that appear likely to become Stable Growth or Accelerating Growth companies through a new product launch, restructuring, change in management or other catalyst. The manager intends to keep Kemper Growth Portfolio's securities diversified across industries and companies, and generally keep its sector weightings similar to those of the Russell 1000 Growth Index.

     The Fund will normally sell a stock when its earnings growth appears less promising, when the company no longer qualifies as a large company, when the manager believes that other investments offer better opportunities or in the course of adjusting its exposure to a given industry. Kemper Growth Portfolio normally will sell a stock when the manager believes its earnings potential or its fundamental qualities have deteriorated or when other investments offer better opportunities.

     The Funds' fundamental and non-fundamental investment restrictions are identical, except that, as a matter of non-fundamental policy, Kemper Growth Portfolio does not intend to invest more than 15% of its net assets in illiquid securities. As a matter of internal operating policy, the Fund is subject to the same restriction. Also, as a matter of non-fundamental policy, Kemper Growth Portfolio does not intend to lend portfolio securities in an amount greater than one third of its total assets, while the Fund does not intend to lend portfolio securities in an amount greater than 5% of its total assets. Fundamental investment restrictions may not be changed without the approval of Fund shareholders. Investors should refer to the Funds' statements of additional information for a fuller description of the Funds' investment policies and restrictions.

Portfolio Turnover

     The portfolio turnover rate for Kemper Growth Portfolio, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended December 31, 1999 was 87%. The portfolio turnover rate for the Fund for the period May 3, 1999 (commencement of operations) to December 31, 1999 was 119% (annualized). A higher portfolio turnover rate involves greater brokerage and transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Performance

     The following table shows how the returns of the Fund and Kemper Growth Portfolio over different periods average out. For context, the table also includes two broad-based market indexes (which, unlike the Funds, do not have any fees or expenses). The performances of both Funds and the indexes vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                [Insert Table]


Investment Manager; Fees and Expenses

     Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by the applicable Fund's Trustees. The same individual serves as the portfolio manager for each Fund. Scudder Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

     The Investment Manager receives a fee for its services pursuant to its investment management agreement with Kemper Growth Portfolio. For these services, Kemper Growth Portfolio pays the Investment Manager a fee at an annual rate of 0.60% of its average daily net assets payable monthly. As of December 31, 1999, Kemper Growth Portfolio had total net assets of $737,691,000. For the fiscal year ended December 31, 1999, Kemper Growth Portfolio paid the Investment Manager a fee of 0.60% of its average daily net assets.

     The Investment Manager receives a fee for its services pursuant to its investment management agreement with the Fund. For these services, the Fund pays the Investment Manager a fee at an annual rate of 0.625% of its average daily net assets payable monthly. However, the Investment Manager has agreed, by contract, to waive all or a portion of the Fund's expenses in order to limit the total operating expenses of the Fund's shares to 1.25% of average daily net assets until April 30, 2001. As of December 31, 1999, the Fund had total net assets of $6,025,263. For the period May 3, 1999 (commencement of operations) to December 31, 1999, the Fund did not pay a fee to the Investment Manager because the Fund's other operating expenses exceeded 1.25% of average daily net assets.

     The fee schedule for the combined fund after the Reorganization will be identical to the current fee schedule for Kemper Growth Portfolio.

Comparison of Expenses

     The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Kemper Growth Portfolio, and compare these with the expenses of the Fund. As indicated below, it is expected that the total expense ratio of Kemper Growth Portfolio following the Reorganization will be substantially lower than the current expense ratio of the Fund. Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended September 30, 2000 and on a pro forma basis as of that date and for the twelve month period then ended, assuming the Reorganization had been in effect for the period.

                           Expense Comparison Table
                  Annual Fund Operating Expenses (Unaudited)

                                                                                 Kemper
                                                                                 Growth                 Pro Forma
                                                           Fund                 Portfolio             (Combined)(1)
                                                           ----                 ---------             -------------
Annual Fund Operating Expenses
------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                            0.63%                   0.60%                  0.60%

Distribution and/or Service (12b-1) Fees                   None                    None                   None

Other Expenses                                             1.57%                   0.05%                  0.05%

Total Annual Fund Operating Expense                        2.20%                   0.65%                  0.65%

Expense Waiver                                             0.95%                    n/a                    n/a

Net Annual Fund Operating Expense                          1.25%(3)                0.65%                  0.65%

Expense Example of Total Operating
----------------------------------
Expenses at the
---------------
End of the Period(2)
-----------------

One Year                                                   $127                    $ 66                   $ 66

Three Years                 $  597             $ 208           $ 208

Five Years                  $1,093             $ 362           $ 362

Ten Years                   $2,460             $ 810           $ 810

  _________________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization.
(2) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends, total operating expenses remain the same and redemption at the end of each period.
(3) By contract, total operating expenses of the Fund are capped at 1.25%, through April 30, 2001. There is no guarantee that this expense waiver will continue beyond April 30, 2001.

Financial Highlights

     For management's discussion of Kemper Growth Portfolio's performance for the fiscal year ended December 31, 1999, please refer to Exhibit B attached hereto.

     The financial highlights table for Kemper Growth Portfolio, which is intended to help you understand Kemper Growth Portfolio's financial performance for at least the past five years, is attached hereto as Exhibit C.

Distribution and Services Fees

     Pursuant to an underwriting and distribution services agreement with Kemper Growth Portfolio, Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Investment Manager, will serve as principal underwriter and distributor for the shares of the combined fund and will act as agent of the combined fund in the continuous offering of its shares. As agent, KDI will offer shares of the combined fund on a continuous basis to the separate accounts of Participating Insurance Companies in all states in which the combined fund or the Acquiring Trust may from time to time be registered or where permitted by applicable law. After the Reorganization, KDI will continue to accept orders for shares of the combined fund at net asset value without a sales commission and on a no-load basis.

Purchases and Redemptions

     The purchase and redemption procedures and privileges of the combined fund will be identical to those of both Kemper Growth Portfolio and the Fund.

     The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to VLI and VA contracts. The shares of each Fund are purchased and redeemed at the net asset value of the applicable Fund's shares determined that same day or, in the case of an order not resulting automatically from contract transactions, next determined after an order in proper form is received. An order is considered to be in proper form if it is communicated by telephone or wire by an authorized employee of a Participating Insurance Company.

     No fee is charged to shareholders when they purchase or redeem shares of either the Fund or Kemper Growth Portfolio, nor will a fee be charged to shareholders when they purchase or redeem shares of the combined fund. Please see the Funds' prospectuses for additional information.

Dividends and Other Distributions

     Kemper Growth Portfolio normally declares and distributes dividends of net investment income annually. Kemper Growth Portfolio distributes any net realized short-term and long-term capital gains at least annually. The Fund intends to declare and distribute investment company taxable income and any net realized capital gains in April each year. Each Fund may make an additional distribution if necessary. Dividends and distributions of each Fund are invested in additional shares of that Fund at net asset value and credited to the shareholder's account on the payment date unless an election is made on behalf of a separate account to receive dividends and capital gains distributions in cash.

     If the Plan is approved by the Fund's shareholders, the Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Other Differences Between the Funds

     Charter Documents.

     Both the Acquired Trust and the Acquiring Trust are Massachusetts business trusts. Although the organizational documents of the Fund and of Kemper Growth Portfolio are similar, some differences do exist. The more significant differences are listed below.

     . Kemper Growth Portfolio shareholders may remove a trustee by a vote of 50% of the outstanding shares of that Fund; a vote of two-thirds of the outstanding shares of the Fund is required to remove a trustee of the Fund.

     . A special meeting of Kemper Growth Portfolio may be called upon written application of shareholders of the Fund holding at least 25% of the outstanding shares of that Fund (10% if the purpose of the meeting is to consider the removal of a trustee); a special meeting for all purposes may be called upon written request of shareholders holding 10% or more of the outstanding shares of the Fund.

     Board Members and Officers.

     The Trustees of the Fund are different from the Trustees of Kemper Growth Portfolio. The shareholders of Kemper Growth Portfolio are currently voting on a new Board of Trustees, which, if approved by the shareholders, will consist of John W. Ballantine, Lewis A. Burnham, Linda C. Coughlin, Donald L. Dunaway, James R. Edgar, William F. Glavin, Robert B. Hoffman, Shirley D. Peterson, Fred
B. Renwick, William P. Sommers and John G. Weithers. In addition, the officers of the Fund and Kemper Growth Portfolio are different. (See each Fund's Statement of Additional Information for further information.)

     Transfer Agent.

     Scudder Service Corporation, a subsidiary of Scudder Kemper, is the transfer agent for the shares of the Fund. State Street Bank and Trust Company is the transfer agent for the shares of Kemper Growth Portfolio.

     Auditors.

     The Fund's auditors are PricewaterhouseCoopers LLP. Kemper Growth Portfolio's auditors are Ernst & Young LLP.

Tax Consequences

     As a condition to the Reorganization, each Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of
Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Consequences."

                          *            *            *

     The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

II.  PRINCIPAL RISK FACTORS

     Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Kemper Growth Portfolio are similar to those presented by the Fund. The main risks applicable to each Fund stem from market risk, industry risk, management risk (i.e., securities selection by the Investment Manager) and, particularly in the case of Kemper Growth Portfolio, risk associated with exposure to foreign markets. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

     For a further discussion of the investment techniques and risk factors applicable to the Funds, see "Investment Objectives, Policies and Restrictions of the Funds" above, and the prospectuses and statements of additional information for the Funds.

III. THE PROPOSED TRANSACTION

Description of the Plan

     As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Fund to Kemper Growth Portfolio in exchange for that number of full and fractional shares having an aggregate net asset value equal to the aggregate net asset value of the shares of the Fund as of the close of business on the Valuation Date. Kemper Growth Portfolio will assume all of the liabilities of the Fund. The Fund will distribute the shares received in the exchange to the shareholders of the Fund in complete liquidation of the Fund. The Fund will then be terminated.

     Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Fund as of the close of business on the Valuation Date. Such shares will be held in an account with Kemper Growth Portfolio identical in all material respects to the account currently maintained by the Fund for such shareholder. In the interest of economy and convenience, shares issued to the Fund's shareholders in the Reorganization will be in uncertificated form. If shares of the Fund are represented by certificates prior to the Closing, such certificates should be returned to the Fund's shareholder servicing agent. Any shares of Kemper Growth Portfolio distributed in the Reorganization to shareholders in exchange for certificated shares of the Fund may not be transferred, exchanged or redeemed without delivery of such certificates.

     Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of Kemper Growth Portfolio shares received by the shareholder in connection with the Reorganization.

     The obligations of each Trust on behalf of the respective Funds under the Plan are subject to various conditions, as stated therein. The Plan also requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminated: (i) by the mutual agreement of the parties; (ii) by either party if the Closing has not occurred by _____ __, 2001, unless such date is extended by mutual agreement of the parties; or
(iii) by either party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with the Reorganization. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder meeting if such amendment would have the effect of changing the provisions for determining the number of shares of Kemper Growth Portfolio to be issued to the Fund in the Plan to the detriment of the Fund's shareholders without their approval. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan at Exhibit A.

     Scudder Kemper will pay the expenses associated with the Reorganization.

Board Approval of the Proposed Transaction

     Scudder Kemper first presented the Reorganization to the Independent Trustees of the Fund as part of a broader initiative by Scudder Kemper to consolidate its mutual fund lineup and to offer all of the open-end mutual funds it advises under the "Scudder" brand name (see "Synopsis - Background of the Reorganization" above). This initiative includes several major components, including:

     (i) A change in branding to offer virtually all funds advised by Scudder Kemper under the Scudder name;

     (ii) The combination of funds with similar investment objectives and policies, including in particular the Reorganization;

     (iii) The election of the board currently responsible for overseeing most of the Scudder no-load funds as the board of each series of the Acquired Trust; and

     (iv) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size.

     The Independent Trustees of the Fund reviewed the potential implications of these proposals for the Fund as well as the various other funds for which they serve as trustees or directors. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. The Independent Trustees met in person or by telephone on numerous occasions to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals, many of which were accepted.

     Following the conclusion of this process, the Independent Trustees of the Fund, the independent trustees/directors of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan as it affects shareholders of various funds and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

     On November 9, 2000, the Board of the Fund, including the Independent Trustees of the Fund, approved the terms of the Reorganization and certain related proposals. The Independent Trustees have also unanimously agreed to recommend that the Reorganization be approved by the Fund's shareholders.

     In determining to recommend that the shareholders of the Fund approve the Reorganization, the Board considered, among other factors: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Fund and the estimated operating expenses of Kemper Growth Portfolio, and between the estimated operating expenses of Kemper Growth Portfolio and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Fund's and Kemper Growth Portfolio's investment objective, policies, restrictions and portfolios; (d) the service features available to shareholders of the Fund and Kemper Growth Portfolio; (e) the costs to be borne by the Fund, Kemper Growth Portfolio and Scudder Kemper as a result of the Reorganization; (f) prospects for Kemper Growth Portfolio to attract additional assets; (g) the tax consequences of the Reorganization on the Fund, Kemper Growth Portfolio and their respective shareholders; (h) the investment performance of the Fund and Kemper Growth Portfolio; and (i) information provided by Scudder Kemper regarding the anticipated reaction of the Acquired Trust's insurance partners to the proposed Reorganization and other related changes.

     The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal. The Trustees concluded that these economies were appropriately reflected in the fee and expense arrangements of Kemper Growth Portfolio. The Trustees also considered the impact of the Reorganization on the total expenses to be borne by shareholders of the Fund. As noted above under "Comparison of Expenses," the pro forma expense ratio for the combined fund following the Reorganization is substantially lower than the current expense ratio for the Fund. The Board also considered that the Reorganization would permit the shareholders of the Fund to pursue similar investment goals in a larger fund.

     Based on all of the foregoing, the Board concluded that the Fund's participation in the Reorganization would be in the best interests of the Fund and would not dilute the interests of the Fund's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Fund approve the Reorganization.

Description of the Securities to Be Issued

     Kemper Growth Portfolio is a series of the Acquiring Trust, a Massachusetts business trust established under a Declaration of Trust dated January 22, 1987, as amended. The Acquiring Trust's authorized capital consists of an unlimited number of shares of beneficial interest, all having no par value per share. The Trustees of the Acquiring Trust are authorized to divide the Acquiring Trust's shares into separate series. Kemper Growth Portfolio is one of twenty-six series of the Acquiring Trust that the Board has created to date. The Trustees of the Acquiring Trust are also authorized to further divide the shares of the series of the Acquiring Trust into classes. Currently, the Acquiring Trust does not offer a multiple-class structure.

     Each share of Kemper Growth Portfolio represents an interest in Kemper Growth Portfolio that is equal to and proportionate with each other share of Kemper Growth Portfolio. Kemper Growth Portfolio shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of the Fund and the rights of shareholders of Kemper Growth Portfolio, except as described above under "Other Differences Between the Funds - Charter Documents."

Federal Income Tax Consequences

     The Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to Kemper Growth Portfolio of all or substantially all of the assets of the Fund in exchange solely for shares of beneficial interest of Kemper Growth Portfolio and the assumption by Kemper Growth Portfolio of all of the liabilities of the Fund, followed by the distribution of such shares to the Fund's shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Kemper Growth Portfolio and the Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of all or substantially all of its assets to Kemper Growth Portfolio in exchange solely for shares of beneficial interest of Kemper Growth Portfolio and the assumption by Kemper Growth Portfolio of all of the liabilities of the Fund or upon the distribution of such shares to shareholders of the Fund in exchange for their shares of the Fund;
(iii) the basis of the assets of the Fund in the hands of Kemper Growth Portfolio will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of Kemper Growth Portfolio will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by Kemper Growth Portfolio upon the receipt of the assets of the Fund in exchange for shares of beneficial interest of Kemper Growth Portfolio and the assumption by Kemper Growth Portfolio of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of the shares of beneficial interest of Kemper Growth Portfolio solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of the shares received by each shareholder of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of the shares received by each shareholder of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of such shareholder of the Fund.

     After the Closing, Kemper Growth Portfolio may dispose of certain securities received by it from the Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

     While the Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Legal Matters

     Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099. Certain legal matters concerning the issuance of shares of Kemper Growth Portfolio will be passed on by Dechert, Ten Post Office Square, South, Boston, Massachusetts 02109.

Capitalization

     The following table shows on an unaudited basis the capitalization of Kemper Growth Portfolio and the Fund as of September 30, 2000 and on a pro forma basis as of that date, giving effect to the Reorganization/(1)/:

=============================================================================================================================
                                                        Kemper
                                                        Growth
                                                      Portfolio       Fund      Pro Forma Adjustments    Pro Forma (Combined)
                                                      ---------       ----      ---------------------    --------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets.......................................    $708,996,088  $13,608,186                                $722,604,274

Shares Outstanding...............................     195,462,517    1,711,561              2,037,251          199,211,329

Net Asset Value Per Share........................    $       3.63  $      7.95                                $       3.63

=============================================================================================================================

_________________
(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Kemper Growth Portfolio will be received by the shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Kemper Growth Portfolio that actually will be received on or after such date.

     The Board of Trustees unanimously recommends that shareholders of the
                        Fund vote FOR this Proposal 2.

     PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT
                                  ACCOUNTANTS

     The Board of Trustees, including all of the Independent Trustees, has selected PricewaterhouseCoopers LLP to act as independent accountants of the Fund for the Fund's current fiscal year and recommends that shareholders ratify such selection. However, if the Plan is approved, as described under Proposal 2, Ernst & Young LLP will serve as the independent auditors for the combined fund. One or more representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

     The Board of Trustees unanimously recommends that shareholders of the
                        Fund vote FOR this Proposal 3.

                            ADDITIONAL INFORMATION

Information about the Funds

     Additional information about the Trusts, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts
02110-4103, or by calling 1-800-[       ].

     The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Acquiring Trust, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices:
Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL, 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Trusts and the Funds.

General

     Proxy Solicitation. Proxy solicitation costs will be paid by Scudder Kemper. See "The Proposed Transaction - Board Approval of the Proposed Transaction." In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

     As discussed above, shares of the Fund are offered only to Participating Insurance Companies to fund benefits under their VA contracts and VLI contracts (each a "Contract"). Accordingly, as of the close of business on January 26, 2001, shares of the Fund were held by separate accounts, or sub-accounts thereof, of various Participating Insurance Companies. These shares are owned by the Participating Insurance Companies as depositors for their respective Contracts issued to individual contract holders or to a group (e.g., a defined benefit plan) in which individuals participate (collectively, "Participants"). Under the terms of the Contracts, Participants have the right to instruct the Participating Insurance Companies on how to vote the shares related to their interests through their Contracts (i.e., pass-through voting). A Participating Insurance Company must vote the shares of the Fund held in its name as directed. If a Participating Insurance Company does not receive voting instructions for all of the shares of the Fund held under the Contracts, it may vote all of the shares in the relevant separate accounts with respect to each Proposal on which it is entitled to vote, for, against or abstaining, in the same proportion as the shares of the Fund for which it has received instructions (i.e., echo voting). The group Participants of some group Contracts may have the right to direct the vote, with respect to each Proposal on which they are entitled to vote, for all shares of the Fund held under the Contract, for, against or abstaining, in the same proportions as shares for which instructions have been given under the same Contract. This Proxy Statement/Prospectus is used to solicit instructions from Participants for voting shares of the Fund as well as for soliciting proxies from the Participating Insurance Companies, the actual shareholders of the Fund. All persons entitled to direct the voting of shares, whether or not they are shareholders, will be described as voting for purposes of this Proxy Statement/Prospectus.

     Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Fund, c/o Scudder Kemper Investments, Inc., at the address for the Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal. Only a shareholder may execute or revoke a proxy. A Participant who has given voting instructions may revoke them through the applicable Participating Insurance Company. A Participant may also revoke the accompanying voting instruction at any time prior to its use by filing with the Trust a written revocation or duly executed voting instruction bearing a later date. In addition, any Participant who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any voting instruction previously given. The persons named in the accompanying voting instruction will vote as directed, but in the absence of voting directions in any voting instruction that is signed and returned, they may vote the interest represented thereby FOR each Proposal and may vote in accordance with their best judgment with respect to other matters not now known to the Board that may be presented to the Meeting.

     The presence at any shareholders' meeting, in person or by proxy, of the holders of at least one-third of the shares of the Acquired Trust (for a trust-wide vote) or the Fund (for a fund-wide vote) entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Acquired Trust's (for a trust-wide vote) or the Fund's (for a fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

     The election of each nominee under Proposal 1 requires the affirmative vote of a plurality of the shares of the Acquired Trust voting on such election. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Fund's shares outstanding and entitled to vote thereon. Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposals 1 and 3, and will have the effect of a "no" vote on Proposal 2.

     Holders of record of shares of the Fund at the close of business on January 26, 2001 will be entitled to one vote per share on all business of the Meeting.
As of [     ], [ ], there were [    ] shares of the Fund outstanding.

     [As of December 31, 2000, the officers and Trustees of the Acquiring Trust as a group owned beneficially less than 1% of the outstanding shares of Kemper Growth Portfolio. Appendix 1 hereto sets forth the beneficial owners of 5% or more of each Fund's shares, as well as the beneficial owners of more than 5% of the shares of each other series of the Acquired Trust. To the best of each Trust's knowledge, as of December 31, 2000, no person owned beneficially 5% or more of the outstanding shares of the applicable Fund or the shares of any other series of the Acquired Trust, except as stated on Appendix 1.]

     In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally. Shareholder Communications Corporation ("SCC") also has been engaged to assist in the solicitation of proxies, at an
estimated cost of $[        ]. As the Meeting date approaches, certain
shareholders of the Fund, if their votes have not yet been received, may receive a telephone call from a representative of SCC requesting that they submit the proxy card(s) originally sent with the Proxy Statement/Prospectus. Should shareholders require additional information regarding the proxy or replacement
proxy card(s), they may contact SCC toll-free at 1-800-[    ]. Any proxy given
by a shareholder is revocable until voted at the Meeting.

     Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Acquired Trust, c/o Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110-4103, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

     Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Acquired Trust and/or the Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) OR VOTING INSTRUCTION FORM(S) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board,


/s/ John Millette
John Millette
Secretary

                       INDEX OF EXHIBITS AND APPENDICES



EXHIBIT A:  AGREEMENT AND PLAN OF REORGANIZATION........................__

EXHIBIT B:  MANAGEMENT'S DISCUSSION OF KEMPER GROWTH PORTFOLIO'S
PERFORMANCE.............................................................__

EXHIBIT C:  FINANCIAL HIGHLIGHTS TABLE FOR KEMPER GROWTH PORTFOLIO......__

APPENDIX 1:  BENEFICIAL OWNERS OF FUND SHARES...........................__

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this [   ] day of [        ], 2001, by and among Kemper Variable Series (the
"Acquiring Trust"), a Massachusetts business trust, on behalf of Kemper Growth Portfolio (the "Acquiring Fund"), a separate series of the Acquiring Trust, Scudder Variable Life Investment Fund (the "Acquired Trust" and, together with the Acquiring Trust, each a "Trust" and collectively the "Trusts"), a Massachusetts business trust, on behalf of Large Company Growth Portfolio (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), a separate series of the Acquired Trust, and Scudder Kemper Investments, Inc. ("Scudder Kemper"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). The principal place of business of the Acquiring Trust is 222 South Riverside Plaza, Chicago, Illinois 60606 and the principal place of business of the Acquired Trust is Two International Place, Boston, Massachusetts 02110-4103.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest (no par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to Acquired Fund board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

     1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Trust's Declaration of Trust, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to the Acquired Fund.

     2.2. The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

     2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to Class A shares of the Acquired Fund determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be May 1, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

     3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. State Street Bank and Trust Company ("State Street"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Scudder Service Corporation, as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class A Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the shares of the Acquiring Fund or the Class A shares of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of the Acquired Fund shall include all of the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

             (a) The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired Fund is a separate series of the Acquired Trust duly designated in accordance with the applicable provisions of the Acquired Trust's Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

             (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

             (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

             (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired

Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result (i) in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the period May 3, 1999 (commencement of operations) to December 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring
Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since December 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of Scudder Service Corporation, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the

Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

               (a) The Acquiring Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquiring Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Trust duly designated in accordance with the applicable provisions of the Acquiring Trust's Declaration of Trust. The Acquiring Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquiring Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

               (b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

               (d) The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result (i) in violation of Massachusetts law or of the Acquiring Trust's Declaration of Trust, as amended, or By-Laws, or (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

               (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

               (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 1999, have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

               (g) Since December 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

               (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

               (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

               (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

               (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

               (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this

     Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

               (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

               (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

               (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

     5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

          5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to the Acquired Fund.

          5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

     5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than March 14, 2001.

     5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

     5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

      5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.13. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trusts, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trusts, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in section 8.5.

      5.14. At or immediately prior to the Closing, the Acquired Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

      6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

      6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

              (a) The Acquiring Trust has been duly formed and is an existing business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors'
     rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation,
     (i) the Acquiring Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Trust, (ii) the Acquiring Trust is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

                  The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

          6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

     7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

          7.1. All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

          7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

          7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

          7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

                  (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquired Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Trust, (ii) the Acquired Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement have been obtained or made.

          The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

     7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Trust and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.   INDEMNIFICATION

     9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.    FEES AND EXPENSES

       10.1. Each of the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

       10.2. Scudder Kemper will pay the expenses associated with the Reorganization. Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

       11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

       11.2.    Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in sections 9.1 and 9.2 shall survive the Closing.

12.    TERMINATION

       12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [ ] , 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.    AMENDMENTS

       This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.    NOTICES

       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, Two International

Place, Boston, MA 02110-4103, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph R. Fleming, Esq., or to the Acquiring Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention:
Joseph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.    HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

       15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

       15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

       15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

       15.4. References in this Agreement to each Trust mean and refer to the Board members of each Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which each Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the delivery of this Agreement have been authorized by each Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust.

       Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

       15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                            SCUDDER VARIABLE LIFE INVESTMENT FUND
                                   on behalf of Large Company Growth Portfolio

_________________________
Secretary

                                   ________________________________
                                   By:_____________________________
                                   Its:____________________________


Attest:                            KEMPER VARIABLE SERIES
                                   on behalf of Kemper Growth Portfolio

_________________________
Secretary

                                   ________________________________
                                   By:_____________________________
                                   Its:____________________________


AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

___________________________________
By:________________________________
Its:_______________________________

                                                                       EXHIBIT B

Management's Discussion of Kemper Growth Portfolio's Performances

Management Summary And Performance Update
--------------------------------------------------------------------------------
                                                               December 31, 1999

Kemper Growth Portfolio

Despite periods of volatility and weakness in several sectors, the Kemper Growth Portfolio outpaced the benchmark Russell 1000 Growth Index and posted strong returns in 1999.

In general, during the second half of the year, we were rewarded for our unflagging commitment to style consistency and quality. Earlier in the year, large-cap growth stocks fell out of favor and the market punished quality stocks. But the portfolio stayed its course and our patience was rewarded. Late in the year, when the market returned to our style, we found ourselves well-situated to take advantage of a number of attractive opportunities.

Specifically, we found performance in a number of technology stocks, including Microsoft and Sun Microsystems, as well as in sectors such as consumer discretionary and health. Recently, we initiated positions in both eBay, which we believe has an excellent business model and a positive earnings outlook, and Honeywell International, which recently completed a complementary merger with AlliedSignal.

Conversely, the portfolio was hindered by sluggishness among large-cap health and financials, although, by sticking to our disciplined investment strategy, we were still able to find select, underpriced buying opportunities in those areas. We expect that many of the moves we've made of late may reward the portfolio as we move into 2000.

Valerie F. Malter
George P. Fraise
Co-Lead Portfolio Managers



--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Kemper Growth Portfolio from 12/9/1983 to 12/31/1999
--------------------------------------------------------------------------------

The Russell 1000 Growth Index is an unmanaged index composed of common stock of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. The Standard & Poor's 500 Index is an unmanaged index generally representative of the U.S. stock market.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:


             Kemper Growth            Russell 1000                Standard &
               Portfolio              Growth Index             Poor's 500 Index

   1983.75      10000                      10000                     10000

   1984         10260                      10000                     10000
   1984.25      10475                       9195                      9760
   1984.5       10568                       9088                      9509
   1984.75      11172                       9788                     10430
   1985         11372                       9905                     10625
   1985.25      12254                      10899                     11601
   1985.5       13012                      11599                     12453
   1985.75      12389                      11040                     11943
   1986         14224                      13158                     13998
   1986.25      16330                      15208                     15972
   1986.5       17317                      16455                     16912
   1986.75      15229                      14444                     15733
   1987         15518                      15177                     16611
   1987.25      19068                      18832                     20159
   1987.5       19532                      19553                     21171
   1987.75      20684                      20873                     22569
   1988         15777                      15981                     17485
   1988.25      16534                      16477                     18479
   1988.5       17175                      17363                     19710
   1988.75      16064                      17289                     19778
   1989         15841                      17782                     20386
   1989.25      16759                      19018                     21830

   1989.5       18319                      20933                     23757
   1989.75      20732                      23538                     26299
   1990         20256                      24171                     26842
   1990.25      19858                      23276                     26036
   1990.5       22090                      25541                     27677
   1990.75      18739                      21727                     23872
   1991         20377                      24108                     26011
   1991.25      24391                      28432                     29787
   1991.5       24136                      28159                     29719
   1991.75      26891                      30126                     31309
   1992         32497                      34029                     33934
   1992.25      31405                      32347                     33081
   1992.5       29089                      31994                     33710
   1992.75      30248                      33403                     34775
   1993         33657                      35733                     36531
   1993.25      33695                      35435                     38127
   1993.5       35577                      34884                     38308
   1993.75      39302                      35400                     39296
   1994         38581                      36769                     40209
   1994.25      37937                      35150                     38686
   1994.5       34896                      34795                     38848

   1994.75      37007                      37468                     40744
   1995         37030                      37749                     40738
   1995.25      40133                      41341                     44705
   1995.5       43337                      45409                     48970
   1995.75      47196                      49533                     52863
   1996         49240                      51789                     56046
   1996.25      51824                      54569                     59052
   1996.5       54412                      58040                     61699
   1996.75      58396                      60129                     63607
   1997         59889                      63758                     68912
   1997.25      56831                      64097                     70757
   1997.5       66224                      76220                     83119
   1997.75      73724                      81948                     89344
   1998         72669                      83191                     91913
   1998.25      84417                      95797                    104735
   1998.5       83906                     100136                    108194
   1998.75      65471                      91037                     97423
   1999         83644                     115388                    118185
   1999.25      90114                     122722                    124068
   1999.5       92144                     127446                    132824
   1999.75      88953                     122771                    124528
   12/31/99    114695                     153630                    143057

--------------------------------------------------------------------------------
Average Annual Total Returns 1
--------------------------------------------------------------------------------

                                                                                        Life of
For the periods ended December 31, 1999       1-year        5-year        10-year       portfolio
-----------------------------------------------------------------------------------------------------------------------------
Kemper Growth Portfolio                        37.12%        25.38%         18.94%        16.40%      (Since 12/9/1983)
-----------------------------------------------------------------------------------------------------------------------------

 1 Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of all dividends. Average annual total return reflects annualized change while total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charges that may be incurred under a contract. Please see the prospectus for more details.

     Past performance is not a guarantee of future results. Returns and principal values will fluctuate so that accumulation units, when redeemed, may be worth more or less than original cost.

                                                                       EXHIBIT C


            Financial Highlights Table for Kemper Growth Portfolio

This table is designed to help you understand Kemper Growth Portfolio's financial performance for the periods reflected below. The figures in the first part of the table are for a single share. The total return figures show what a shareholder in Kemper Growth Portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. The information for the 1995 through 1999 fiscal years has been audited by Ernst & Young LLP whose report, along with Kemper Growth Portfolio's financial statements, is included in Kemper Growth Portfolio's annual report.

----------------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                  2000(a)     1999        1998     1997    1996    1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  4.054        2.957      3.001    3.371    3.262   2.665

Income (loss) from investment operations:

Net investment income (loss)                                               (.003)(b)    (.001)(b)   .007     .012     .030    .034

Net realized and unrealized gain (loss) on investment transactions          .190        1.098       .459     .448     .589    .793
                                                                        ----------------------------------------------------------
Total from investment operations                                            .187        1.097       .466     .460     .619    .827

Less distributions from:

Net investment income                                                          -            -      (.010)   (.020)   (.040)  (.010)

Net realized gains on investment transactions                              (.360)           -      (.500)   (.810)   (.470)  (.220)
                                                                        ----------------------------------------------------------
Total distributions                                                        (.360)           -      (.510)   (.830)   (.510)  (.230)

Net asset value, end of period                                          $  3.881        4.054      2.957    3.001    3.371   3.262
                                                                        ----------------------------------------------------------
Total Return (%)                                                            4.30**      37.12      15.10    21.34    21.63   32.97

Ratios of Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                  756,581      737,691    628,551  563,016  487,483 414,533

Ratio of expenses before expense reductions(%)                               .65*         .66*       .66      .65      .64     .64

Ratio of expenses after expense reductions (%)                               .65*         .66        .66      .65      .64     .64

Ratio of net investment income (loss)(%)                                    (.14)*       (.04)       .28      .42      .94    1.15

Portfolio turnover rate (%)                                                   58*          87        109      170      175      88

(a) For the six months ended June 30, 2000 (Unaudited).
(b) Based on monthly average shares outstanding during the period.
*   Annualized
**  Not annualized

                                  APPENDIX 1

                       Beneficial Owners of Fund Shares

     This proxy statement/prospectus is accompanied by the prospectus for Kemper Growth Portfolio dated May 1, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on May 5, 2000 (File No. 811-05002) and is incorporated by reference herein.

     Large Company Growth Portfolio's prospectus dated May 1, 2000, which was previously filed with the Commission via EDGAR on April 27, 2000 (File No. 811-04257), is incorporated by reference herein.

     Kemper Growth Portfolio's statement of additional information dated May 1, 2000, which was previously filed with the Commission via EDGAR on May 5, 2000 (File No. 811-05002), is incorporated by reference herein.

                                    PART B

                            KEMPER VARIABLE SERIES

                 ---------------------------------------------

                      Statement of Additional Information
                                 [Date], 2000

                 ---------------------------------------------

Acquisition of the Assets of                           By and in Exchange for shares of
Large Company Growth Portfolio, a series of            Kemper Growth Portfolio, a series of
Scudder Variable Life Investment Fund                  Kemper Variable Series (the "Acquiring Trust")
Two International Place                                222 South Riverside Plaza
Boston, MA 02110-4103                                  Chicago, IL 60606

     This Statement of Additional Information is available to the shareholders of Large Company Growth Portfolio in connection with a proposed transaction whereby Kemper Growth Portfolio will acquire all or substantially all of the assets and all of the liabilities of Large Company Growth Portfolio in exchange for shares of beneficial interest of Kemper Growth Portfolio (the "Reorganization").

     This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Kemper Growth Portfolio's statement of additional information dated May 1, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on May 5, 2000 (File No. 811-05002) and is incorporated by reference herein.

2. Kemper Growth Portfolio's annual report to shareholders for the fiscal year ended December 31, 1999, which was previously filed with the Commission via EDGAR on March 3, 2000 (File No. 811-05002) and is incorporated by reference herein.

3. Kemper Growth Portfolio's semiannual report to shareholders for the period ended June 30, 2000, which was previously filed with the Commission via EDGAR on August 22, 2000 (File No. 811-05002) and is incorporated by reference herein.

4. Large Company Growth Portfolio's prospectus dated May 1, 2000, which was previously filed with the Commission via EDGAR on April 27, 2000 (File No. 811-04257) and is incorporated by reference herein.

5. Large Company Growth Portfolio's statement of additional information dated May 1, 2000, which was previously filed with the Commission via EDGAR on April 27, 2000 (File No. 811-04257) and is incorporated by reference herein.

6. Large Company Growth Portfolio's annual report to shareholders for the fiscal year ended December 31, 1999, which was previously filed with the Commission via EDGAR on February 22, 2000 (File No. 811-04257) and is incorporated by reference herein.

7. Large Company Growth Portfolio's semiannual report to shareholders for the period year ended June 30, 2000, which was previously filed with the Commission via EDGAR on August 22, 2000 (File No. 811-04257) and is incorporated by reference herein.

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated [Date], 2000 relating to the Reorganization may be obtained by writing Large Company Growth Portfolio at Two International Place,
Boston, Massachusetts 02110-4103 or by calling [            ] at 1-800-[     ].
This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                          PART C.  OTHER INFORMATION

Item 15.       Indemnification.
--------       ----------------

               Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (1)(a)(1) and (2) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 16.       Exhibits.
-------        ---------

               (1)       (a)(1)    Amended and Restated Agreement and
                                   Declaration of Trust, dated April 24, 1998.
                                   (Incorporated by reference to Post-Effective
                                   Amendment No. 22 to the Registration
                                   Statement on Form N-1A filed on April 28,
                                   1998.)

                         (a)(2) Amendment to the Declaration of Trust, dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

                         (a)(3) Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on September 1, 1999. )

                         (a)(4) Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated September 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on October 29, 1999.)

                         (a)(5) Redesignation of Series dated May 1, 2000 (Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on May 1, 2000.)

                         (a)(6) Text of Share Certificate. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

               (2)       (b)(1)    By-laws. (Incorporated by reference to Post-
                                   Effective Amendment No. 14 to the
                                   Registration Statement on Form N-1A filed on
                                   April 27, 1995.)

               (3)                 Inapplicable.

               (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

               (5)                 Inapplicable.

               (6)       (d)(1)    Investment Management Agreement between the
                                   Registrant, on behalf of Kemper Money Market
                                   Portfolio, and Scudder Kemper Investments,
                                   Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No.
                                   23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(2) Investment Management Agreement between the Registrant, on behalf of Kemper High Yield Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(3) Investment Management Agreement between the Registrant, on behalf of Kemper Growth Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(4) Investment Management Agreement between the Registrant, on behalf of Kemper Government Securities Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(5) Investment Management Agreement between the Registrant, on behalf of Kemper International Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(6) Investment Management Agreement between the Registrant, on behalf of Kemper Small Cap Growth Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(7) Investment Management Agreement between the Registrant, on behalf of Kemper Investment Grade Bond Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(8) Investment Management Agreement between the Registrant, on behalf of Kemper Value+Growth Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(9) Investment Management Agreement between the Registrant, on behalf of Kemper Horizon 20+ Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(10) Investment Management Agreement between the Registrant, on behalf of Kemper Horizon 10+ Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(11) Investment Management Agreement between the Registrant, on behalf of Kemper Horizon 5 Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(12) Investment Management Agreement between the Registrant, on behalf of Kemper Contrarian Value Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(13) Investment Management Agreement between the Registrant, on behalf of Kemper Small Cap Value Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(14) Investment Management Agreement between the Registrant, on behalf of Kemper Blue Chip Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(15) Investment Management Agreement between the Registrant, on behalf of Kemper Global Income Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(16) Investment Management Agreement between the Registrant, on behalf of KVS Dreman High Return Equity Portfolio (formerly Kemper-Dreman High Return Equity Portfolio), and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(17) Investment Management Agreement between the Registrant, on behalf of KVS Dreman Financial Services Portfolio (formerly Kemper Dreman Financial Services Portfolio), and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(18) Investment Management Agreement between the Registrant, on behalf of Kemper Global Blue Chip Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(19) Investment Management Agreement between the Registrant, on behalf of Kemper International Growth and Income Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(20) Investment Management Agreement between the Registrant, on behalf of Kemper Total Return Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(21) Investment Management Agreement between the Registrant, on behalf of Kemper Aggressive Growth Portfolio, and Scudder Kemper Investments, Inc., dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

                         (d)(22) Investment Management Agreement between the Registrant, on behalf of Kemper Technology Portfolio, and Scudder Kemper Investments, Inc., dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

                         (d)(23) Investment Management Agreement between the Registrant, on behalf of KVS Index 500 Portfolio, and Scudder Kemper Investments, Inc., dated September 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

                         (d)(24) Investment Management Agreement between the Registrant, on behalf of the KVS Focused Large Cap Growth Portfolio, and Scudder Kemper Investments, Inc. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                         (d)(25) Investment Management Agreement between the Registrant, on behalf of the KVS Growth and Income Portfolio, and Scudder Kemper Investments, Inc. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                         (d)(26) Investment Management Agreement between the Registrant, on behalf of the KVS Growth Opportunities Portfolio, and Scudder Kemper Investments, Inc. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                         (d)(27) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Dreman Value Management, L.L.C., dated September 7, 1998, for KVS Dreman High Return Equity Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(28) Subadvisory Agreement between Scudder Kemper Investments, Inc., on behalf of Investors Fund Series, and Dreman Value Management, L.L.C., dated September 7, 1998, for KVS Dreman Financial Services Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(29) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder Investments (U.K.) Limited, dated September 7, 1998, for Kemper Global Income Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(30) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder Investments (U.K.) Limited, dated September 7, 1998, for Kemper International Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (d)(31) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Banker Trust Company, dated September 1, 1999, for Kemper Index 500 Portfolio. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

                         (d)(32) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Eagle Asset Management, dated October 29, 1999, for KVS Focused Large Cap Growth Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                         (d)(33) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Janus Capital Corporation, dated October 29, 1999, for KVS Growth and Income Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                         (d)(34) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Janus Capital Corporation, dated October 29, 1999, for KVS Growth Opportunities Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

               (7)       (e)(1)    Underwriting Agreement between Investors Fund
                                   Series and Kemper Distributors, Inc., dated
                                   August 1, 1998. (Incorporated by reference to
                                   Post-Effective Amendment No. 23 to the
                                   Registration Statement on Form N-1A filed on
                                   February 12, 1999.)

                         (e)(2) Underwriting Agreement between Investors Fund Series and Kemper Distributors, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (8)                 Inapplicable.

               (9)       (g)(1)    Custody Agreement between the Registrant, on
                                   behalf of Kemper Money Market Portfolio,
                                   Kemper Total Return Portfolio, Kemper High
                                   Yield Portfolio, Kemper Growth Portfolio,
                                   Kemper Government Securities Portfolio,
                                   Kemper International Portfolio, Kemper Small
                                   Cap Growth Portfolio, Kemper Investment Grade
                                   Bond Portfolio, Kemper Value+Growth
                                   Portfolio, Kemper Horizon 20+ Portfolio,
                                   Kemper Horizon 10+ Portfolio, Kemper Horizon
                                   5 Portfolio, Kemper Contrarian Portfolio,
                                   Kemper Small Cap Value Portfolio, Kemper Blue
                                   Chip Portfolio and Kemper Global Income
                                   Portfolio, and Investors Fiduciary Trust
                                   Company, dated March 1, 1995. (Incorporated by reference to Post-Effective Amendment No.
                                   14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

                         (g)(2) Foreign Custodian Agreement between Chase Manhattan Bank and Kemper Investors Fund, dated January 2, 1990. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

                         (g)(3) Custody Agreement between the Registrant, on behalf of KVS Dreman High Return Equity Portfolio and KVS Dreman Financial Services Portfolio, and State Street Bank and Trust Company, dated April 24, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999. )

                         (g)(4) Custody Agreement between the Registrant, on behalf of Kemper International Growth and Income Portfolio and Kemper Global Blue Chip Portfolio, and Brown Brothers Harriman & Co., dated May 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (g)(5) Addendum to the Custody Agreement between the Registrant, on behalf of Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio, and State Street Bank and Trust Company, dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

               (10)                Inapplicable.

               (11)                Opinion and Consent of Dechert is filed
                                   herewith.

               (12) Opinion and Consent of Willkie, Farr & Gallagher to be filed by post-effective amendment.

               (13)      (h)(1)    Agency Agreement between Kemper Investors
                                   Fund and Investors Fiduciary Trust Company, dated March 24, 1987. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

                         (h)(2) Supplement to Agency Agreement. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

                         (h)(3) Fund Accounting Services Agreements between the Registrant, on behalf of Kemper Money Market Portfolio, Kemper Total Return Portfolio, Kemper High Yield Portfolio, Kemper Growth Portfolio, Kemper Government Securities Portfolio, Kemper International Portfolio, Kemper Small Cap Growth Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Value+Growth Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 5 Portfolio, Kemper Value Portfolio, Kemper Small Cap Value Portfolio, Kemper Blue Chip Portfolio and Kemper Global Income Portfolio, and Scudder Fund Accounting Corporation, dated December 31, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on March 26, 1998.)

                         (h)(4) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Dreman High Return Equity Portfolio, KVS Dreman Financial Services Portfolio, Kemper Global Blue Chip Portfolio and Kemper International Growth and Income Portfolio, and Scudder Fund Accounting Corporation, dated May 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                         (h)(5) Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Aggressive Growth Portfolio, and Scudder Fund Accounting Corporation, dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

                         (h)(6) Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Technology Growth Portfolio, and Scudder Fund Accounting Corporation, dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

                         (h)(7) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Index 500 Portfolio (formerly, Kemper Index 500 Portfolio), and Scudder Fund Accounting Corporation, dated September 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

                         (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Focused Large Cap Portfolio, and Scudder Fund Accounting Corporation, dated October 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                         (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Growth and Income Portfolio, and Scudder Fund Accounting Corporation, dated October 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                         (h)(10) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Growth Opportunities Portfolio, and Scudder Fund Accounting Corporation, dated October 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                         (h)(11) Amended and Restated Establishment and Designation of Series, on behalf of Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio, dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

                         (h)(12) Amended and Restated Establishment and Designation of Series, on behalf of KVS Index 500 Portfolio, dated July 14, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

                         (h)(13) Amended and Restated Establishment and Designation of Series, on behalf of KVS Growth Opportunities Portfolio, KVS Growth and Income Portfolio and KVS Focused Large Cap Growth Portfolio, dated September 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on October 29, 1999.)

               (14) Consents of Independent Accountants are filed herewith.

               (15)                Inapplicable.

               (16)                Powers of Attorney are filed herewith.

               (17)                Form of Proxy is filed herewith.

Item 17.       Undertakings.
-------        ------------

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Kemper Variable Series has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 14th day of December, 2000.

                                        KEMPER VARIABLE SERIES

                                        By: /s/Mark S. Casady
                                            -----------------
                                        Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

    SIGNATURE                           TITLE                        DATE
    ---------                           -----                        ----

/s/ Mark S. Casady                     President               December 14, 2000
-----------------
Mark S. Casady

/s/ James E. Akins*                     Trustee                December 14, 2000
------------------
James E. Akins

/s/ James R. Edgar*                     Trustee                December 14, 2000
------------------
James R. Edgar

/s/ Arthur R. Gottschalk*               Trustee                December 14, 2000
------------------------
Arthur R. Gottschalk

/s/ Frederick T. Kelsey*                Trustee                December 14, 2000
-----------------------
Frederick T. Kelsey

/s/ Thomas W. Littauer*                 Trustee                December 14, 2000
----------------------
Thomas W. Littauer

/s/ Fred B. Renwick*                    Trustee                December 14, 2000
-------------------
Fred B. Renwick

/s/ John G. Weithers*                   Trustee                December 14, 2000
--------------------
John G. Weithers

/s/ John R. Hebble        Treasurer (Principal Financial and   December 14, 2000
------------------                  Accounting Officer)
John R. Hebble

*By:   /s/ Caroline Pearson                                    December 14, 2000
       --------------------
       Caroline Pearson, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   EXHIBITS

                                      TO

                                   FORM N-14

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                            KEMPER VARIABLE SERIES

                            KEMPER VARIABLE SERIES

                                 EXHIBIT INDEX


Exhibit 11   Opinion and Consent of Dechert

Exhibit 14   Consents of Independent Accountants

Exhibit 16   Powers of Attorney

Exhibit 17   Form of Proxy